Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Non-current
Concession fee payable	[1]	$ 700,395	$ 657,682
Advances from customers		13,910	14,475
Provisions for legal claims	[2]	9,712	8,132
Provision for maintenance costs	[3]	19,079	19,239
Other taxes payable		508	2,058
Employee benefit obligation	[4]	4,376	7,990
Salary payable		286	263
Other liabilities with related parties		1,382	1,308
Other payables		18,735	32,652
Total other non-current liabilities		768,383	743,799
Current
Concession fee payable	[1]	228,614	167,352
Other taxes payable		17,288	19,998
Salary payable		46,061	32,843
Other liabilities with related parties		1,121	1,049
Advances from customers		5,098	4,718
Provision for maintenance cost	[3]	3,835	2,432
Expenses provisions		2,413	1,879
Provisions for legal claims	[2]	3,424	3,714
Other payables		49,224	50,841
Total other current liabilities		$ 357,078	$ 284,826

[1]	The most significant amounts included in the concession fee payable result from the concession agreement between The Brazilian National Civil Aviation Agency - ANAC and ICAB and ICASGA.
[2]	Changes in the year of the provision for legal claims is as follows:
[3]	Changes in the year of the Provision for maintenance costs is as follows:
[4]	TAGSA and Toscana have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the year.